Investment Securities (Investments, by type and length in continuous loss position) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 9,761	$ 5,823
Gross unrealized losses, less than 12 months	(180)	(280)
Estimated fair value, 12 months or more	1,642	3,000
Gross unrealized losses, 12 months or more	(140)	(349)
Percent Of Gross Unrealized Losses, 12 Months Or More, Considered Investment Grade	70.00%
OTTI Previously Recognized Through OCI On Securities Held, Gross Unrealized Losses	29
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount		36
Incremental credit loss impairments recognized on securities previously impaired	4	294	40
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	4	388	26
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	304	120	164
Brazilian Company [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Guarantee Provided By Parent Offset		96
US Corporate
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	554	2,170
Gross unrealized losses, less than 12 months	(16)	(122)
Estimated fair value, 12 months or more	836	598
Gross unrealized losses, 12 months or more	(53)	(95)
State and municipal
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	81	1,076
Gross unrealized losses, less than 12 months	(1)	(82)
Estimated fair value, 12 months or more	348	367
Gross unrealized losses, 12 months or more	(55)	(109)
Residential Mortgage Backed Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	30	232
Gross unrealized losses, less than 12 months	0	(11)
Estimated fair value, 12 months or more	159	430
Gross unrealized losses, 12 months or more	(6)	(37)
Residential Mortgage Backed Securities | Mortgage-backed Securities, Issued by Private Enterprises [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	534
Residential Mortgage Backed Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	1,191
Mortgage-backed Securities, Residential, Subprime, Financing Receivable [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	287
Commercial mortgage backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	165	396
Gross unrealized losses, less than 12 months	(1)	(24)
Estimated fair value, 12 months or more	204	780
Gross unrealized losses, 12 months or more	(9)	(58)
Asset-backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	7,493	112
Gross unrealized losses, less than 12 months	(158)	(2)
Estimated fair value, 12 months or more	77	359
Gross unrealized losses, 12 months or more	(17)	(44)
Corporate non US
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	42	96
Gross unrealized losses, less than 12 months	(1)	(3)
Estimated fair value, 12 months or more	3	170
Gross unrealized losses, 12 months or more	0	(5)
Government - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	677	1,479
Gross unrealized losses, less than 12 months	(2)	(6)
Estimated fair value, 12 months or more	14	42
Gross unrealized losses, 12 months or more	0	(1)
U.S. Government and federal agency
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	705	229
Gross unrealized losses, less than 12 months	0	(27)
Estimated fair value, 12 months or more	1	254
Gross unrealized losses, 12 months or more	0	0
Retained Interest [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	0	2
Gross unrealized losses, less than 12 months	0	0
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Equity Securities [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	14	31
Gross unrealized losses, less than 12 months	(1)	(3)
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	$ 0	$ 0